License Revenue - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022 USD ($) contract	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) contract	Sep. 30, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Number of contracts with customers | contract	5		5
License revenue
Disaggregation of Revenue [Line Items]
Total license revenue	$ 2,369	$ 0	$ 2,369	$ 1,507
Moderna | Development and Commercialization of mRNA | Moderna
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, variable consideration	$ 2,200		$ 2,200
Total license revenue		$ 1,500		$ 1,500